ORGANIZATION AND OPERATIONS	9 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND OPERATIONS

NOTE 1 – ORGANIZATION AND OPERATIONS

Go Green Global Technologies Corp. (OTC Pink: GOGR) is a Nevada corporation originally incorporated in February 2006 under the name Photomatica, Inc.

Go Green Global Technologies Corp. (“the Company”) is an innovative publicly traded U.S. company that provides proprietary disruptive technology for use in the water and fuel industries of both commercial and consumer segments of these markets. Solutions are provided worldwide utilizing the proprietary Sonical™ process for both non-chemical water treatment and fuel combustion applications which including industrial, automotive, transportation, maritime and railway industries. The Company is a pioneer and leader in the emerging Pulsed Power technology sector. Since inception, the Company has focused on technologies that lead to a cleaner and more efficient planet.

Going Concern Basis of Accounting

The Company’s financial statements are prepared using accounting principles generally accepted in the United States (“U.S. GAAP”) applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. As reflected in the financial statements, the Company has an accumulated deficit balance of $10,598,590 as of September 30, 2024, has suffered significant net losses and negative cash flows from operations and has limited working capital. The Company expects to incur substantial expenses for the foreseeable future relating to research, development and commercialization of its potential future technologies. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it establishes a revenue stream and becomes profitable. Management’s plans to continue as a going concern include raising additional capital through sales of equity securities and borrowing. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. If the Company is not able to obtain the necessary additional financing on a timely basis, the Company will be required to delay, reduce the scope of, or eliminate one or more of the Company’s research and development activities or commercialization efforts or perhaps even cease the operation of its business. These factors raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date the financials were issued.

The accompanying unaudited condensed financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The financial statements do not include any adjustments that might result from this uncertainty.

Uncertainty Due to Geopolitical Events

The ongoing Israel-Hamas war which began in October 2023 has precipitated ongoing conflict between the two parties and has enveloped the Middle East region in unrest. This conflict has extended to the Persian Gulf where increasing attacks on international shipping have caused worldwide concern due to its potential economic impact due to supply chain concerns. These recent events coupled with Russia’s invasion of Ukraine, which began in February 2022, resulting in sanctions and other actions against Russia and Belarus, have created uncertainty and disruption in the global economy. Although neither of the aforementioned conflicts have had a material adverse impact on the Company’s financial results for the nine months ended September 30, 2024, and none for the year ended December 31, 2023, at this time the Company is unable to fully assess the aggregate impact that both conflicts will have on its business due to various uncertainties, which include, but are not limited to, the duration of the wars, their effect on the economy, their impact to the business of the Company’s, and actions that may be taken by governmental authorities related to these conflicts.